Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 — Summary of significant accounting policies

Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the U.S. (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities Exchange Commission.

Retroactivity

For the years ended December 31, 2025 and up to the date of this report, the Company effected two share combinations, change of authorized share capital and the issuance of dual class shares. All historical references relating to the number of authorized shares, issued and outstanding ordinary shares, ordinary shares subscribed, earnings per share, and the related amounts of ordinary shares have been retroactively adjusted in the consolidated financial statements to reflect these changes for all periods presented.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities, and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Uses of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods presented. These estimates are based on information as of the date of the consolidated financial statements. The estimates required to be made by management include, but are not limited to, useful lives of property and equipment and intangible assets, the incremental borrowing rate used in operating lease right-of-use assets and lease liabilities, the valuation of accounts receivable, the recoverability of long-lived assets, the valuation of deferred tax assets and goodwill and contingencies. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents represent demand deposits placed with banks and cash on hand, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash. The Group maintains the majority of its bank accounts in the PRC. Cash balances in bank accounts in the PRC are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. As of December 31, 2024 and 2025, cash and cash equivalents balance were RMB3,918,146 and RMB19,773,580 (US$2,826,372), respectively.

Note 2 — Summary of significant accounting policies (continued)

Fair Value of Financial Instruments

ASC Topic 825 – 10, Financial Instruments – Overall, requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash and cash equivalents, accounts receivable, amount due from related parties, deferred revenue, other payables, bank loans, and amount due to related parties, approximates their recorded values due to their short-term maturities.

The Group determined that the carrying value of the lease liabilities approximated their fair value as the interest rates used to discount the contracts approximate market rates. The Group noted no transfers between levels during any of the periods presented. The Group did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of December 31, 2024 and 2025.

Accounts receivable and allowance for credit loss

The Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of operations and comprehensive income (loss). The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. For the years ended December 31, 2024 and 2025, the expected credit loss amounted to RMB102,200 and RMB785,698 (US$112,305), respectively.

Deferred offering costs

Deferred offering costs consist principally of legal, accounting and consulting costs in connection with the proposed public offering. Such costs are deferred until the closing of the public offering, at which time the deferred costs are offset against the offering proceeds. These costs were charged against the gross proceeds of the public offering during the year ended December 31, 2024 and 2025 upon the Company’s completion of its public offering.

Deferred revenue

Deferred revenue represents the upfront payments received upon the signing of a contract for one-stop comprehensive education supporting services with adult education institutions and safety technology training services. The deferred revenue is subsequently released into revenue once the adult education institutions or personnel receive and consume benefits of such services and is released using straight-line method based on the contract term. As of December 31, 2024 and 2025, the deferred revenue amounted to RMB620,000 and RMB40,942 (US$5,852), respectively.

Note 2 — Summary of significant accounting policies (continued)

Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments, including historical and the specific facts and circumstances of each matter.

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight- line method, as follows:

Useful life
Motor vehicles	4 years
Office equipment	3 years
Leasehold improvement	Over shorter of the lease term and the remaining useful life

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments that substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income as other income or expenses.

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Group’s acquisitions of interests in its consolidated subsidiaries.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstance change occurs that indicates the asset might be impaired. Under ASC Topic 350-20-35, Intangibles – Goodwill and Other – Subsequent Measurement, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly.

If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the quantitative analysis indicates the carrying value of a reporting unit exceeds its fair value, the Group measures any goodwill impairment losses as the amount by which the carrying amount of a reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to that reporting unit.

As of December 31, 2025, the Group performed a qualitative assessment of its goodwill under Kunyuan and Jiazhi’s operation and concluded that there were no indicators of impairment.

Note 2 — Summary of significant accounting policies (continued)

Impairment of long-lived assets other than goodwill

The Group evaluates the recoverability of its long-lived assets, including property and equipment, intangible assets and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended December 31, 2023, 2024 and 2025, no impairment of long-lived assets was recognized.

Leases

The Group leases offices in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for collateralized borrowing equal to the total lease payments over the term of the lease. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expenses when the lessor makes the underlying asset available to the Group.

For short-term leases, the Group records operating lease expenses in its consolidated statements of operations and comprehensive income (loss) on a straight-line basis over the lease term.

The Group determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC Topic 842-20-25, Leases – lessee – Recognition. The Group’s leases do not contain any material residual value guarantees or material restrictive covenants.

As the lessee, the Group recognizes in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Group makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities and recognizes lease expenses for such lease generally on a straight-line basis over the lease term. For the years ended December 31, 2023, 2024 and 2025, the Group incurred lease expenses with a term of 12 months or less of nil, nil and RMB302,110 (US$43,183), respectively.

Operating lease assets are included within right-of-use assets — operating lease, and the corresponding operating lease liabilities are included within operating lease liabilities on the consolidated balance sheets as of December 31, 2024 and 2025.

Note 2 — Summary of significant accounting policies (continued)

Intangible Assets, net

Intangible assets consist primarily of software purchased and under development and copyrights purchased. Software purchased and under development for internal use, including fees paid to third parties for services provided to develop the software, are stated at cost less accumulated amortization and impairment, if any. Generally, software is amortized using the straight-line method over its estimated useful life, which is typically 5 to 10 years. The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed. Copyrights represent the copyright certificate applied for vocational education and are initially stated at cost and amortized over their estimated useful lives. However, if the copyrights are not expected to generate future economic benefits at the time of recognition, amortization is deferred until such time as economic benefits are anticipated to begin.

Amortization is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight- line method, as follows:

Useful life
Software	5 to 10 years
Copyrights	10 years

Prepayment for acquisition

Prepayment for acquisition represents advance payments made by the Group for assets that are to be received in the future. These prepayments are recognized as assets on the consolidated balance sheet when the payment is made, provided the Group has a legal or contractual right to the future economic benefits associated with the prepayment. As of December 31, 2024 and 2025, the prepayment for acquisition amounted to RMB32,000,000 and nil, respectively.

Revenue recognition

The Group recognizes revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Note 2 — Summary of significant accounting policies (continued)

Revenue recognition (continued)

One-stop comprehensive adult education supporting services

The Group enters into service contracts with adult education institutions to provide one-stop comprehensive education supporting services. It is within the scope of the revenue recognition standard that the essence of such contractual arrangements involves the Group providing one-stop comprehensive education supporting services to adult education institutions, and those services or activities are considered part of the Group’s ordinary business operations and are exchanged for compensation. Accordingly, the Group identifies its customer as the adult education institutions to which it provides services. One-stop comprehensive education supporting services encompass exam administration services and teaching support services throughout the entire teaching cycle from pre-enrollment to post-graduation. Specifically, the Group offers pre-enrollment guidance on school/major selection and application strategy development, training for entrance exams, and assistance in the application process. Additionally, the Group provides offline tutoring, exam administration services, and analysis of students’ learning progress throughout the course of study, and the Group also offers post-graduation guidance on graduation thesis, and social practice assistance. The Group determined the transaction price based on customer demand, effect of competitors on the Group’s services, the number of students to be served and other market factors. The transaction price does not change once the Group has verified the number of students to be served with adult education institutions. The Group currently does not have any modifications to the contract, and the contracts currently do not have any variable consideration.

The Group provides one-stop comprehensive education supporting services from pre-enrollment services to post-graduation services. The adult education institutions take all the comprehensive education supporting services, and without the comprehensive services the Group provides, the adult education institutions’ ability to benefit from the one-stop comprehensive education supporting services would be significantly limited over the contract term. These comprehensive services need to be combined into a single performance obligation because they are not separately identifiable in the contract. A customer obtains control of the service if it has the ability to direct the use of and obtain substantially all of the remaining benefits from that service. The Group typically verifies the number of students served with the adult education institutions at the beginning of the year, then issues settlement statements to the adult education institutions and, upon receipt of the adult education institutions’ services confirmation, the Group issues a bill to the customers. The Group satisfies its performance obligations to provide the comprehensive services to the adult education institutions throughout the terms of the contract. Therefore, the revenue from such services is recognized over the contract term on a monthly straight-line basis as adult education institutions receive and consume the benefits of such services.

The Group applies the practical expedient that permits the Group not to disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period, as the Group’s contracts have an expected length of one year or less. The Group also applies the practical expedient that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in direct costs of revenue under costs and expenses. The Group uses independent contractors and third-party companies in the performance of its education supporting services. The Group evaluates who controls the education-supporting services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Group determined it acts as the principal for its education supporting services performance obligation since it is in control of establishing the prices for these services and managing all aspects of services delivered to the institutions’ students.

Note 2 — Summary of significant accounting policies (continued)

Revenue recognition (continued)

Safety technology training services

The Group enters into service contracts with personnel or institutions to provide safety technology training services. The safety technology training services for personnel encompass initial training, refresher training, and certification renewal programs for certain types of operations, with both theoretical instruction and practical training components. The Group determined the transaction price based on customer demand, the effect of competitors on the Group’s services and other market factors. The transaction price does not change once the Group has verified the type of training services with the personnel. The Group currently does not have any modifications to the contract, and the contracts currently do not have any variable consideration.

The Group typically verifies the type of training services with the personnel during the registration stage and issues receipts to customers. The Group fulfills its performance obligations by providing safety technology training services to the personnel throughout the entire training process. Therefore, the revenue from safety technology training services is recognized over the training period on a straight-line basis.

The determination of whether revenues should be reported on a gross or net basis is based on the Group’s assessment of whether it is the principal or an agent in the transaction in accordance with ASC Topic 606-10-55, Revenue from Contracts with Customers - Overall - Implementation Guidance and Illustrations, and depends on whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Group determined it acts as the principal for its safety technology training services performance obligation since it is in control of establishing the prices for these services and managing all aspects of services delivered to the personnel.

Online course services

The Group’s online course services revenue is primarily generated from authorizing the developed course on a third-party online learning platform. The Group determined the transaction price based on customer demand, the effect of competitors on the Group’s services and other market factors. The transaction price does not change once the Group has signed the contract with the third-party platform, and the contracts currently do not have any variable consideration.

The Group satisfies its performance obligations by granting registered personnel access to the developed courses on the learning platform. Revenue is recognized when personnel can directly use the learning platform and derive all the benefits from it while providing services. Therefore, the revenue is recognized at a point in time when the customer is able to directly use and obtain substantially all of the benefits from the learning platforms at the time the services are delivered.

The Group determined it acts as the principal for its online course services performance obligation since it is in control of establishing the prices for these services and managing all aspects of services delivered to the personnel.

Customized equipment

The Group enters into sales contracts with the customer to provide customized equipment related to safety technology training. The equipment is created based on fixed-price purchase orders and tailored to the construction of examination sites for safety technology training.

The Group fulfills its performance obligations by providing the customized equipment to the designated address till passed the customer’s acceptance inspection. Therefore, the revenue is recognized over time from the arrival of the equipment at the customer’s site to the final acceptance.

Note 2 — Summary of significant accounting policies (continued)

Revenue recognition (continued)

The Group determined it acts as the principal for its sales of customized equipment performance obligation since it is in control of establishing the prices for the equipment and managing all aspects of the equipment delivered to the customer.

The following table disaggregates the revenue for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue by services line
Adult education supporting services	15,571,322	18,742,196	16,639,576	2,378,407
Safety technology training services	—	—	8,417,926	1,203,231
Online course services	—	—	414,055	59,184
Customized equipment	—	—	229,956	32,869
Total revenue	15,571,322	18,742,196	25,701,513	3,673,691

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue by recognition method
Revenue recognized over time	15,571,322	18,742,196	25,287,458	3,614,507
Revenue recognized at a point in time	—	—	414,055	59,184
Total revenue	15,571,322	18,742,196	25,701,513	3,673,691

Value added tax (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates of 6%. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payables. All of the VAT returns filed by the Group’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC Topic 740, Income Taxes. The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes were incurred during the years ended December 31, 2023, 2024 and 2025. All of the tax returns of the Group’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Note 2 — Summary of significant accounting policies (continued)

Employee defined contribution plan

Full-time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on government-prescribed percentage of the employee’s salary. The Group has no legal obligation for the benefits beyond the contributions. The total amount was expensed as incurred. For the years ended December 31, 2023, 2024 and 2025, employee welfare contribution expenses amounted to RMB475,456, RMB557,800 and RMB965,265 (US$137,972), respectively.

Stock-based compensation

The Group measures share-based compensation awards issued to employees in accordance with ASC Topic 718, Compensation - Stock Compensation. For unrestricted stock awards granted under the Company’s 2025 Equity Incentive Plan that are immediately exercisable and have no vesting, service or performance conditions, the fair value of each award is measured at the grant-date fair value (based on the closing market price of the Company’s common stock on the grant date) and recognized as compensation expense in full on the grant date on the consolidated statements of operations and comprehensive income (loss). These awards are classified as equity-settled and are not remeasured subsequent to the grant date. Compensation expense is not reversed unless the awards are forfeited due to non-compliance with applicable laws or plan terms, in which case the previously recognized expense is reversed in the period of forfeiture.

Related parties

The Group adopted ASC Topic 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure, as well as information about geographical areas, business segments and major customers in the consolidated financial statements for detailing the Group’s business segments.

The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Group has determined that it has one, one and four reporting segments for the years ended December 31, 2023, 2024 and 2025, respectively, for purposes of allocating resources and evaluating financial performance. The Group generates substantially all of its revenue from clients in China. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in China.

Note 2 — Summary of significant accounting policies (continued)

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share. ASC Topic 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential ordinary shares (such as convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (such as those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2024 and 2025, there were no dilutive shares.

Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Company’s entities incorporated in the Cayman Islands and Hong Kong is the United States Dollar (“US$”). The functional currency of the Company’s PRC subsidiaries is the RMB.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the consolidated statements of operation and comprehensive income (loss).

The Group’s reporting currency is RMB. For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenue, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of changes in shareholders’ equity.

Convenience Translation into United States Dollars

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9961 on December 31, 2025. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Research and Development Expenses

Research and development (“R&D”) expenses consist primarily of salaries and related personnel costs, depreciation and the cost of services used for the development of services management system. Other than software disclosed in intangible assets, all costs associated with R&D are expensed as incurred. For the years ended December 31, 2023, 2024 and 2025, research and development expenses were RMB695,815, RMB709,828 and RMB2,135,816 (US$305,287), respectively.

Note 2 — Summary of significant accounting policies (continued)

Business Combinations

The Group recognizes and measures the assets acquired and liabilities assumed in a business combination based on their estimated fair values at the acquisition date, while transaction costs related to business combinations are expensed as incurred. An income, market or cost valuation method may be utilized to estimate the fair value of the assets acquired and liabilities assumed, if any, in a business combination. The income valuation method represents the present value of future cash flows over the life of the asset using: (i) discrete financial forecasts, which rely on management’s estimates of resource quantities and exploration potential, costs to produce and develop resources, revenues and operating expenses; (ii) appropriate discount rates; and (iii) expected future capital requirements (the “income valuation method”). The market valuation method uses prices paid for a similar asset by other purchasers in the market, normalized for any differences between the assets (the “market valuation method”). The cost valuation method is based on the replacement cost of a comparable asset at the time of the acquisition adjusted for depreciation and economic and functional obsolescence of the asset (the “cost valuation method”). If the initial accounting for the business combination is incomplete by the end of the reporting period in which the acquisition occurs, an estimate will be recorded. Subsequent to the acquisition date, and not later than one year from the acquisition date, the Group will record any material adjustments to the initial estimate based on new information obtained that would have existed as of the date of the acquisition. Any adjustment that arises from information obtained that did not exist as of the date of the acquisition will be recorded in the period in which the adjustment arises.

Recently Issued Accounting Pronouncements

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its consolidated financial statements.

In November 2024, the Financial Accounting Standards Board (the “FASB”) issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU.

Note 2 — Summary of significant accounting policies (continued)

Recently Issued Accounting Pronouncements (continued)

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Group does not plan to early adopt ASU 2023-09 and is evaluating the impact of adoption of ASU 2023-09 on the consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.